Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 1,872,419		¥ 1,523,809
Less: Accumulated depreciation	(927,193)		(560,356)
Construction in progress	103,157		112,521
Depreciation and amortization expense	396,906	$ 62,283	343,381	¥ 194,157
Property, equipment and software, net	945,226		963,453		$ 148,327
Power banks
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	675,611		536,654
Cabinets
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,059,963		856,218
Production tools
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	9,625		9,574
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	4,543		2,908
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	3,722		2,428
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	14,982		2,939
Other
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 816		¥ 567